UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Aerospace and defense (2.8%)

Airbus Group NV (France)			66,581	$4,326,464

Bombardier, Inc. Class B (Canada)(S)			1,124,375	2,219,366

Honeywell International, Inc.			63,100	6,581,961

Northrop Grumman Corp.			15,800	2,543,168

Raytheon Co.			53,600	5,855,800

United Technologies Corp.			29,300	3,433,960

				24,960,719
Airlines (2.7%)

American Airlines Group, Inc.			230,900	12,186,902

Delta Air Lines, Inc.			83,970	3,775,291

Spirit Airlines, Inc.(NON)			101,400	7,844,304

				23,806,497
Auto components (0.5%)

Goodyear Tire & Rubber Co. (The)			172,900	4,682,132

				4,682,132
Automobiles (1.6%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)			217,938	3,554,569

Tesla Motors, Inc.(NON)(S)			26,500	5,002,405

Yamaha Motor Co., Ltd. (Japan)			236,200	5,703,957

				14,260,931
Banks (2.5%)

Bank of America Corp.			457,384	7,039,140

Citigroup, Inc.			130,500	6,723,360

ING Groep NV GDR (Netherlands)(NON)			140,391	2,059,167

JPMorgan Chase & Co.			99,863	6,049,701

				21,871,368
Biotechnology (8.2%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			71,532	1,871,992

AMAG Pharmaceuticals, Inc.(NON)			68,915	3,766,894

ARIAD Pharmaceuticals, Inc.(NON)(S)			430,343	3,546,026

Biogen(NON)			41,300	17,438,512

Celgene Corp.(NON)(S)			163,800	18,882,864

Dynavax Technologies Corp.(NON)(S)			4,472	100,307

Gilead Sciences, Inc.(NON)			226,400	22,216,632

PTC Therapeutics, Inc.(NON)			56,208	3,420,257

United Therapeutics Corp.(NON)			11,700	2,017,490

				73,260,974
Building products (0.4%)

Fortune Brands Home & Security, Inc.			70,000	3,323,600

				3,323,600
Capital markets (2.8%)

Carlyle Group LP (The)			35,262	955,600

Charles Schwab Corp. (The)			129,900	3,954,156

E*Trade Financial Corp.(NON)			77,485	2,212,584

Goldman Sachs Group, Inc. (The)			16,900	3,176,693

KKR & Co. LP			409,900	9,349,819

Morgan Stanley			88,200	3,147,858

State Street Corp.			24,700	1,816,191

				24,612,901
Chemicals (1.4%)

CF Industries Holdings, Inc.			7,800	2,212,704

Monsanto Co.			61,300	6,898,702

Tronox, Ltd. Class A			184,104	3,742,834

				12,854,240
Commercial services and supplies (0.7%)

Tyco International PLC			136,300	5,869,078

				5,869,078
Communications equipment (0.9%)

Cisco Systems, Inc.			61,300	1,687,283

Juniper Networks, Inc.			56,100	1,266,738

QUALCOMM, Inc.			67,691	4,693,694

				7,647,715
Consumer finance (0.3%)

Discover Financial Services			44,300	2,496,305

				2,496,305
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)(S)			414,600	2,815,134

				2,815,134
Electric utilities (0.4%)

Exelon Corp.			105,200	3,535,772

				3,535,772
Electrical equipment (0.2%)

SolarCity Corp.(NON)(S)			35,600	1,825,568

				1,825,568
Electronic equipment, instruments, and components (0.2%)

Japan Display, Inc. (Japan)(NON)			511,500	1,841,950

				1,841,950
Energy equipment and services (1.7%)

Baker Hughes, Inc.			108,200	6,879,356

Ezion Holdings, Ltd. (Singapore)(S)			2,480,860	1,940,467

Halliburton Co.			154,067	6,760,460

				15,580,283
Food products (0.6%)

Keurig Green Mountain, Inc.			50,200	5,608,846

				5,608,846
Health-care equipment and supplies (1.4%)

Becton Dickinson and Co.			15,600	2,240,004

Boston Scientific Corp.(NON)			383,200	6,801,800

C.R. Bard, Inc.			18,400	3,079,240

				12,121,044
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)			244,330	1,896,001

				1,896,001
Hotels, restaurants, and leisure (2.8%)

Hilton Worldwide Holdings, Inc.(NON)			99,300	2,941,266

Las Vegas Sands Corp.			54,300	2,988,672

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			225,800	4,845,668

Restaurant Brands International LP (Units) (Canada)(NON)			916	33,493

Restaurant Brands International, Inc. (Canada)(NON)(S)			92,082	3,536,870

Starbucks Corp.			21,700	2,054,990

Thomas Cook Group PLC (United Kingdom)(NON)			4,120,278	8,874,593

				25,275,552
Household durables (1.8%)

Panasonic Corp. (Japan)			411,000	5,396,224

PulteGroup, Inc.			421,938	9,379,682

Skyworth Digital Holdings, Ltd. (China)			1,776,477	1,395,536

				16,171,442
Household products (0.3%)

Energizer Holdings, Inc.			16,700	2,305,435

				2,305,435
Independent power and renewable electricity producers (0.5%)

NRG Energy, Inc.			174,200	4,388,098

				4,388,098
Industrial conglomerates (0.5%)

Siemens AG (Germany)			27,356	2,961,687

Toshiba Corp. (Japan)			419,000	1,758,997

				4,720,684
Insurance (3.0%)

American International Group, Inc.			64,800	3,550,392

Assured Guaranty, Ltd.			441,957	11,663,245

Genworth Financial, Inc. Class A(NON)			907,500	6,633,825

Hartford Financial Services Group, Inc. (The)			120,070	5,021,327

				26,868,789
Internet and catalog retail (3.2%)

Amazon.com, Inc.(NON)			22,000	8,186,200

Ctrip.com International, Ltd. ADR (China)(NON)			57,500	3,370,650

FabFurnish GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	26

Global Fashion Holding SA (acquired 8/2/13, cost $2,084,441) (Private) (Brazil)(F)(RES)(NON)			49,204	1,099,075

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	26

New Middle East Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	10

Priceline Group, Inc. (The)(NON)			8,503	9,898,767

TripAdvisor, Inc.(NON)			47,400	3,942,258

Zalando SE (Germany)(NON)			72,930	1,824,057

				28,321,069
Internet software and services (12.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			210,011	17,481,316

AOL, Inc.(NON)			99,100	3,925,351

Baidu, Inc. ADR (China)(NON)			20,300	4,230,520

Facebook, Inc. Class A(NON)			414,669	34,092,012

Google, Inc. Class A(NON)			81,668	45,301,240

Monster Worldwide, Inc.(NON)(S)			698,168	4,426,385

Twitter, Inc.(NON)			60,300	3,019,824

Yahoo!, Inc.(NON)			15,800	702,073

				113,178,721
IT Services (2.6%)

MasterCard, Inc. Class A			30,200	2,608,978

Unisys Corp.(NON)			30,320	703,727

Visa, Inc. Class A			308,000	20,146,280

				23,458,985
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.			98,600	4,096,830

Thermo Fisher Scientific, Inc.			9,100	1,222,494

				5,319,324
Machinery (0.3%)

Manitowoc Co., Inc. (The)			41,600	896,896

Oshkosh Corp.			37,000	1,805,230

				2,702,126
Media (3.1%)

Charter Communications, Inc. Class A(NON)			14,000	2,703,540

Comcast Corp. Class A(S)			129,215	7,296,771

DISH Network Corp. Class A(NON)			77,904	5,457,954

Liberty Global PLC Ser. A (United Kingdom)(NON)			74,349	3,826,743

Lions Gate Entertainment Corp.			32,500	1,102,400

Time Warner, Inc.			38,445	3,246,296

Walt Disney Co. (The)			35,000	3,671,150

				27,304,854
Oil, gas, and consumable fuels (3.8%)

Anadarko Petroleum Corp.			60,300	4,993,443

EOG Resources, Inc.			97,700	8,958,113

EP Energy Corp. Class A(NON)(S)			207,453	2,174,107

Genel Energy PLC (United Kingdom)(NON)			390,096	2,721,026

Gulfport Energy Corp.(NON)			118,900	5,458,699

MarkWest Energy Partners LP			38,200	2,525,020

Scorpio Tankers, Inc.			449,200	4,231,464

Whiting Petroleum Corp.(NON)			79,432	2,454,449

				33,516,321
Paper and forest products (0.7%)

Louisiana-Pacific Corp.(NON)(S)			242,900	4,010,279

Norbord, Inc. (Canada)(S)			87,500	1,841,814

				5,852,093
Personal products (0.8%)

Avon Products, Inc.			350,107	2,797,355

Coty, Inc. Class A(NON)(S)			90,817	2,204,129

Estee Lauder Cos., Inc. (The) Class A			28,000	2,328,480

				7,329,964
Pharmaceuticals (7.6%)

AbbVie, Inc.			109,900	6,433,546

Actavis PLC(NON)			54,642	16,262,552

Bristol-Myers Squibb Co.			54,500	3,515,250

Endo International PLC(NON)			30,700	2,753,790

Jazz Pharmaceuticals PLC(NON)(S)			133,601	23,084,917

Pacira Pharmaceuticals, Inc.(NON)			25,600	2,274,560

Perrigo Co. PLC			23,300	3,857,315

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			150,000	9,345,000

				67,526,930
Real estate investment trusts (REITs) (0.5%)

American Tower Corp.(R)			18,300	1,722,945

Hibernia REIT PLC (Ireland)(R)			2,283,000	2,869,434

				4,592,379
Real estate management and development (0.6%)

Kennedy-Wilson Holdings, Inc.			32,112	839,408

RE/MAX Holdings, Inc. Class A			133,763	4,442,269

				5,281,677
Road and rail (1.2%)

Genesee & Wyoming, Inc. Class A(NON)			29,019	2,798,592

Union Pacific Corp.			69,300	7,505,883

				10,304,475
Semiconductors and semiconductor equipment (4.1%)

Avago Technologies, Ltd.			40,300	5,117,294

Broadcom Corp. Class A			156,500	6,775,668

Canadian Solar, Inc. (Canada)(NON)			97,182	3,244,907

Intel Corp.			97,600	3,051,952

Micron Technology, Inc.(NON)			483,787	13,125,141

NXP Semiconductor NV(NON)			21,300	2,137,668

SunEdison, Inc.(NON)			133,400	3,201,600

				36,654,230
Software (3.8%)

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			99,123	—

Microsoft Corp.			214,300	8,712,367

Mobileye NV (Israel)(NON)(S)			116,844	4,910,953

Oracle Corp.			148,861	6,423,352

Salesforce.com, Inc.(NON)			80,600	5,384,886

TiVo, Inc.(NON)			514,200	5,455,662

VMware, Inc. Class A(NON)			16,100	1,320,361

Zynga, Inc. Class A(NON)			625,263	1,782,000

				33,989,581
Specialty retail (2.4%)

Advance Auto Parts, Inc.			11,900	1,781,311

Gap, Inc. (The)			55,800	2,417,814

Home Depot, Inc. (The)			80,000	9,088,800

Lowe's Cos., Inc.			49,800	3,704,622

Restoration Hardware Holdings, Inc.(S)			42,100	4,175,899

				21,168,446
Technology hardware, storage, and peripherals (6.2%)

Apple, Inc.			376,823	46,888,084

Casetek Holdings, Ltd. (Taiwan)			381,000	2,054,851

SanDisk Corp.			55,200	3,511,824

Western Digital Corp.			27,500	2,502,775

				54,957,534
Textiles, apparel, and luxury goods (0.9%)

Michael Kors Holdings, Ltd.(NON)			116,300	7,646,725

				7,646,725
Tobacco (0.2%)

Philip Morris International, Inc.			22,000	1,657,260

				1,657,260
Trading companies and distributors (0.4%)

HD Supply Holdings, Inc.(NON)			123,000	3,832,065

				3,832,065
Wireless telecommunication services (1.2%)

SoftBank Corp. (Japan)			78,900	4,586,419

Vodafone Group PLC ADR (United Kingdom)			188,500	6,160,180

				10,746,599

Total common stocks (cost $666,021,866)				$849,942,416

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

iShares Dow Jones U.S. Home Construction Index Fund(S)			32,400	$914,652

Market Vectors Junior Gold Miners ETF			148,900	3,385,986

SPDR S&P Regional Banking ETF(S)			108,732	4,439,528

Total investment companies (cost $8,819,477)				$8,740,166

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/$110.00		$107,907	$204,574

Coca-Cola Co. (The) (Call)	Aug-15/50.00		358,039	27,830

Huntsman Corp. (Call)	May-15/16.00		347,602	2,158,696

L-3 Communications Holdings, Inc. (Call)	May-15/105.00		48,590	993,579

Pandora Media, Inc. (Call)	May-15/11.00		221,420	1,172,640

Qihoo 360 Technology Co., Ltd. (Call)	Apr-15/40.00		96,120	1,090,962

SPDR S&P 500 ETF Trust (Call)	Apr-15/215.00		1,786,782	98,059

SPDR S&P 500 ETF Trust (Call)	Apr-15/214.00		954,078	86,230

SPDR S&P 500 ETF Trust (Call)	Apr-15/215.00		1,249,537	68,575

SPDR S&P 500 ETF Trust (Call)	Apr-15/214.00		267,984	24,220

Wynn Resorts, Ltd. (Call)	Apr-15/110.00		59,221	956,217

Total purchased options outstanding (cost $7,043,535)				$6,881,582

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			1,963	$1,986,556

Oportun Financial Corp. Ser. H, zero % cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(F)(RES)(NON)			462,322	1,184,732

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,970,189) (Private)(F)(RES)(NON)			119,162	3,573,170

Total convertible preferred stocks (cost $7,249,558)				$6,744,458

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	3/24/16	$0.00	135,000	$953,336

Wells Fargo & Co.(W)	10/28/18	34.01	175,913	3,604,457

Total warrants (cost $2,349,556)				$4,557,793

SHORT-TERM INVESTMENTS (11.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		Shares	73,035,336	$73,035,336

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	22,818,426	22,818,426

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	6,427,000	6,427,000

U.S. Treasury Bills with an effective yield of 0.02%, July 2, 2015(SEGSF)			$240,000	239,980

Total short-term investments (cost $102,520,752)				$102,520,742

TOTAL INVESTMENTS

Total investments (cost $794,004,744)(b)				$979,387,157

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $52,786,773) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/17/15	$8,783,693	$9,014,493	$230,800
	Euro	Sell	6/17/15	12,841,038	13,666,829	825,791
	Japanese Yen	Sell	5/20/15	16,354,710	16,862,523	507,813
UBS AG
	British Pound	Sell	6/17/15	12,772,709	13,242,928	470,219

Total						$2,034,623

WRITTEN OPTIONS OUTSTANDING at 3/31/15 (premiums $236,286) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/$130.00	$107,907	$61,278
Coca-Cola Co. (The) (Call)	Aug-15/55.00	358,039	9,710
SPDR S&P 500 ETF Trust (Call)	Apr-15/216.00	954,078	30,101
SPDR S&P 500 ETF Trust (Call)	Apr-15/217.00	1,249,537	26,565
SPDR S&P 500 ETF Trust (Call)	Apr-15/216.00	267,984	8,455

Total			$136,109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	177,368	$—	7/28/15	(3 month USD-LIBOR-BBA plus 32 bp)	A basket (DBPTMATR) of common stocks	$(568,673)
Goldman Sachs International
baskets	6,343	—	12/7/15	(1 month USD-LIBOR-BBA minus 225 bp)	A basket (GSCBMSX4) of common stocks	(9,022)
baskets	6,672	—	12/7/15	(1 month USD-LIBOR-BBA minus 225 bp)	A basket (GSCBMSX4) of common stocks	(9,490)
JPMorgan Chase Bank N.A.
baskets	26,587	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	299,050
baskets	8,682	—	7/16/15	(3 month USD-LIBOR-BBA minu 20 bp)	A basket (JPCMPTMD) of common stocks	80,165

Total		$—	$(207,970)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $888,847,481.
(b)	The aggregate identified cost on a tax basis is $805,994,059, resulting in gross unrealized appreciation and depreciation of $205,340,979 and $31,947,881, respectively, or net unrealized appreciation of $173,393,098.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,857,039, or 0.7% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$23,538,873	$103,120,386	$103,840,833	$7,246	$22,818,426
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $73,035,336, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $70,578,800.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $774,129 to cover certain derivative contracts and the settlement of certain securities.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,030,971 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$123,352,781	$23,194,367	$1,099,137
Consumer staples	16,901,505	—	—
Energy	44,435,111	4,661,493	—
Financials	80,794,818	4,928,601	—
Health care	160,124,273	—	—
Industrials	72,297,664	9,047,148	—
Information technology	267,831,915	3,896,801	—
Materials	18,706,333	—	—
Telecommunication services	6,160,180	4,586,419	—
Utilities	7,923,870	—	—
Total common stocks	798,528,450	50,314,829	1,099,137
Convertible preferred stocks	1,986,556	—	4,757,902
Investment companies	8,740,166	—	—
Purchased options outstanding	—	6,881,582	—
Warrants	3,604,457	953,336	—
Short-term investments	29,245,426	73,275,316	—

Totals by level	$842,105,055	$131,425,063	$5,857,039

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,034,623	$—
Written options outstanding	—	(136,109)	—
Total return swap contracts	—	(207,970)	—

Totals by level	$—	$1,690,544	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,034,623	$—
Equity contracts	11,818,590	723,294

Total	$13,853,213	$723,294

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$5,700,000
Written equity option contracts (contract amount)		$3,500,000
Forward currency contracts (contract amount)		$72,400,000
OTC total return swap contracts (notional)		$18,300,000
Warrants (number of warrants)		290,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$379,215	$—	$ 379,215
	Forward currency contracts#	—	—	1,564,404	—	—	—	470,219	2,034,623
	Purchased options#	2,047,179	2,186,526	24,220	2,370,793	68,575	—	184,289	6,881,582

	Total Assets	$2,047,179	$2,186,526	$1,588,624	$2,370,793	$68,575	$379,215	$654,508	$9,295,420

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	568,673	18,512	—	—	587,185
	Forward currency contracts#	—	—	—	—	—	—	—	—
	Written options#	—	9,710	8,455	61,278	26,565	—	30,101	136,109

	Total Liabilities	$—	$9,710	$8,455	$629,951	$45,077	$—	$30,101	$723,294

	Total Financial and Derivative Net Assets	$2,047,179	$2,176,816	$1,580,169	$1,740,842	$23,498	$379,215	$624,407	$8,572,126
	Total collateral received (pledged)##†	$2,047,179	$1,939,000	$1,262,874	$1,740,842	$(230,977)	$350,000	$537,543
	Net amount	$—	$237,816	$317,295	$—	$254,475	$29,215	$86,864

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015